Financial Instruments and Financial Risk Management - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk on current assets	$ 37,422
Percentage of reasonably possible decrease in foreign exchange rates attributable to financial liabilities	10.00%
Interest rate risk [member] | LIBOR [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase in the interest rate	1.00%
Impact of the percentage increase in the interest rate on the profit and loss account	$ 86
Foreign Exchange Fluctuations Risks [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase in the interest rate	10.00%
Amount recognised in other comprehensive income due to decrease in foreign exchange rates attributable to financial liabilities	$ 114
Amount recognised in other comprehensive income due to increase in foreign exchange rates attributable to financial liabilities	$ 114
Foreign Exchange Fluctuations Risks [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in foreign exchange rates attributable to financial assets	10.00%
Percentage of reasonably possible decrease in foreign exchange rates attributable to financial liabilities	10.00%
Amount recognised in other comprehensive income due to increase in foreign exchange rates attributable to financial assets	$ 114
Amount recognised in other comprehensive income due to decrease in foreign exchange rates attributable to financial assets	114
Federally Insured Cash [member]
Disclosure of detailed information about financial instruments [line items]
Cash held with federally insured institutions in excess	$ 10,000	$ 500